Supplemental Financial Statement Information (Schedule Of Statements Of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									$ (586)	$ (529)	$ (253)
Interest expense, net of interest capitalized									(1,221)	(1,018)	(740)
Bridge loan related fees											0
Equity in earnings of unconsolidated affiliates									236	212	117
Gains (losses) on interest rate derivatives									53	(19)	(78)
Losses on extinguishments of debt									(162)	(123)	0
Other, net									(1)	30	17
Income tax benefit									93	54	17
NET INCOME ATTRIBUTABLE TO PARTNERS									196	304	310
GENERAL PARTNER’S INTEREST IN NET INCOME									0	2	1
LIMITED PARTNERS’ INTEREST IN NET INCOME	(171)	150	127	90	48	35	53	166	196	302	309
Parent Company [Member]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									(56)	(53)	(30)
Interest expense, net of interest capitalized									(210)	(235)	(164)
Bridge loan related fees									0	(62)
Equity in earnings of unconsolidated affiliates									617	666	509
Gains (losses) on interest rate derivatives									9	(15)	0
Losses on extinguishments of debt									(157)	0	0
Other, net									(8)	(4)	(5)
INCOME BEFORE INCOME TAXES									195	297	310
Income tax benefit									(1)	(7)	0
NET INCOME ATTRIBUTABLE TO PARTNERS									196	304	310
GENERAL PARTNER’S INTEREST IN NET INCOME									0	(2)	(1)
LIMITED PARTNERS’ INTEREST IN NET INCOME									$ 196	$ 302	$ 309